INVESTMENT IN ASSOCIATES - Balance Sheet Impact of Investments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of Associates and Joint Ventures [Line Items]
Current Assets	$ 2,946	$ 4,764
Non-Current Assets	21,079	18,823
Total assets	24,025	23,587
Current Liabilities	7,668	7,648
Total liabilities	22,020	$ 21,365
Associates And Joint Ventures
Disclosure of Associates and Joint Ventures [Line Items]
Current Assets	75
Non-Current Assets	1,974
Total assets	2,049
Current Liabilities	191
Non-Current Liabilities	975
Total liabilities	1,166
Total Net Assets	883
Associates And Joint Ventures | Other Ownership Interests
Disclosure of Associates and Joint Ventures [Line Items]
Total Net Assets	588
Associates And Joint Ventures | Brookfield Infrastructure Partners LP
Disclosure of Associates and Joint Ventures [Line Items]
Total Net Assets	$ 295
Stabilized container portfolio
Disclosure of Associates and Joint Ventures [Line Items]
Ownership Interest	34.00%
Current Assets	$ 75
Non-Current Assets	1,974
Total assets	2,049
Current Liabilities	191
Non-Current Liabilities	975
Total liabilities	1,166
Total Net Assets	883
Stabilized container portfolio | Other Ownership Interests
Disclosure of Associates and Joint Ventures [Line Items]
Total Net Assets	588
Stabilized container portfolio | Brookfield Infrastructure Partners LP
Disclosure of Associates and Joint Ventures [Line Items]
Total Net Assets	$ 295
Effective Ownership Interest
Disclosure of Associates and Joint Ventures [Line Items]
Ownership Interest	9.00%
Total Net Assets	$ 80